Summary of Significant Accounting Policies - Cash And Cash Equivalents (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Amounts held in money market funds	$ 19,600		$ 19,600		$ 31,300	$ 21,800
Interest income on cash equivalents	$ 100	$ 200	$ 300	$ 500	$ 747	$ 1,318